Subsequent Events (Details)		1 Months Ended
	Jul. 01, 2012 shares	Nov. 24, 2021 USD ($) shares	Apr. 15, 2021 USD ($) ft²
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares) | shares	376,344
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity value		$ 100,000,000
GCAC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares) | shares		150,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Office space (in Square Feet) | ft²			92,842
Lease agreement description			The lease is estimated to begin on June 1, 2021 and is set to expire on January 31, 2023.
Monthly rent			$ 139,300
Lease term			143,400
Total lease payments			$ 2,261,600